Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) is composed of the following at December 31:
	2015			2014
	Federal	State	Total	Federal	State	Total
Current	$-	$-	$-	$-	$-	$-

Deferred	-	-	-	-	-	-
			$-			$-

Schedule of Effective Income Taxes Rate

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2015	2014
Tax provision (benefit) at Federal statutory rate	(34.00)%	(34.00)%
Accrued compensation	(0.70)%	(0.54)%
Accrued interest expense	(0.00)%	(1.31)%
Stock based compensation	15.32%	23.34%
Depreciation and amortization	0.22%	(0.08)%
Other	0.06%	0.10%
Change in valuation allowance	19.10%	12.49%

Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$11,532,857	$11,265,332
Stock based compensation	733,206	4,459,732
Accrued compensation	1,485,827	1,525,089
Credit carryforwards	106,856	124,525
Amortization	-	1,755
Gross deferred tax assets	13,858,746	17,376,433
Less valuation allowance	(13,768,801)	(17,321,688)
Net deferred tax assets	89,945	54,745
Deferred tax liabilities:
Depreciation	(89,945)	(54,745)
Gain on sale of assets	-	-
Gross deferred tax liabilities	(89,945)	(54,745)
Net deferred tax assets	$-	$-